Changes in the scope of the consolidated condensed interim financial statements	9 Months Ended
Sep. 30, 2019
Changes in the scope of the consolidated condensed interim financial statements [Abstract]
Changes in the scope of the consolidated condensed interim financial statements
Note 5. - Changes in the scope of the consolidated condensed interim financial statements

For the nine-month period ended September 30, 2019

On May 24, 2019, Atlantica and Algonquin formed Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric, Inc. (“Windlectric”). Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in Amherst Island Partnership (“AIP”), the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 “Consolidated Financial Statements”, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” (Note 7) and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42 million, out of which $17 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated condensed interim financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.

On August 2, 2019, the Company closed the acquisition of ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

For the year ended December 31, 2018

On February 28, 2018, the Company completed the acquisition of a 100% stake in Hidrocañete, S.A. (Mini-Hydro). Total purchase price for this asset amounted to $9,327 thousand. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 10, 2018, the Company completed the acquisition of a 5% stake in Gas CA-KU-A1, S.A.P.I de C.V. (Pemex Transportation System or “PTS”). The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates. Consideration for the initial 5%, which amounts to approximately $7 million will be disbursed progressively as construction progresses. Once the project enters into operation, which is expected for the first half of 2020, the Company expects to acquire an additional 65% as per the terms of the purchase agreements. Finally, the Company expects to acquire the remaining 30% one year after COD, subject to final approvals. The total equity investment is estimated to amount to approximately $150 million.

On December 11, 2018, the Company completed the acquisition of a transmission line in Chile (Chile TL3). The total purchase price for this asset amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On December 13, 2018, the Company completed the acquisition of a 100% stake in Estrellada, S.A. (Melowind). Total purchase price for this asset amounted to approximately $45 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On December 28, 2018, the Company completed the acquisition of a power substation and two small transmission lines in Peru, being an expansion of the ATN transmission line (“ATN expansion 1”). Total purchase price for this asset amounted to $16 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2018
($ in thousands)
Concessional assets	155,909
Investments carried under the equity method	1
Current assets	5,646
Project debt long term	(79,016)
Deferred tax liabilities	(590)
Project debt short term	(2,346)
Other current and non-current liabilities	(3,000)
Asset acquisition - purchase price	(76,604)
Net result of the asset acquisition	-

As a result of the acquisitions being made effective near to year end, the allocation of the purchase prices was provisional as of December 31, 2018. As such, the amounts indicated may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of December 31, 2018. The measurement period will not exceed one year from the acquisition dates.